ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ / shares in Units, shares in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 09, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 28, 2015	Aug. 05, 2015	Feb. 09, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Intangible Assets, Finite-lived						$ 0	$ 37,000
Impairment of Long-Lived Assets to be Disposed of						0	896,000
Allowance for Doubtful Accounts Receivable, Current		$ 111,000		$ 111,000		30,000	16,000
Research and Development Expense, Total		995,000	$ 1,745,000	$ 3,655,000	$ 6,255,000	$ 7,597,000	$ 5,468,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				14.8	0.5	0.7	0.5
Stock Issued During Period Non Convertible Debt						$ 1,000,000,000
Common Stock Held By Non Affiliates						700,000,000
Allowance for Doubtful Accounts Receivable, Write-offs						$ 257,000	$ 0
Effective Income Tax Rate Reconciliation, Tax Settlement, Domestic, Percent						50.00%
Stockholders' Equity, Reverse Stock Split	1-for-10
First Notice [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bid Price Per Share									$ 1.00
Second Notice [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bid Price Per Share								$ 1.00
Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash, FDIC Insured Amount		$ 250,000		$ 250,000		$ 250,000
Warranty Reserves [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Product Warranty Expense				$ 9,000		$ 9,000	$ 8,000
Maximum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life						7 years
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revenues						$ 1,000,000,000
Bid Price Per Share										$ 1.00
Minimum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life						3 years
Patents And Licenses [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life						20 years
Patents And Licenses [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life						18 years 6 months